Condensed Statements of Cash Flows (Unaudited) - USD ($)	5 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ (3,300)	$ 3,106,000	$ 6,087,361
Adjustments to reconcile net income to net cash used in operating activities
Offering costs allocated to warrant liability			2,188,378
Change in fair value of derivative liabilities			(8,821,297)
Change in fair value of derivative warrant liability		(3,988,975)
Unrealized gain of fair value of Note payable – Sponsor		(56,663)
Interest earned on Trust assets		(161,619)	(1,622)
Amortization expense			130,891
Changes in operating assets and liabilities:
Due to Sponsor	2,775		(25,000)
Prepaid expenses		(65,322)	(674,721)
Accrued expenses		144,880	174,579
Net cash used in operating activities	(525)	(1,021,699)	(941,431)
Cash flows from investing activities:
Cash deposited into Trust Account			(109,140,000)
Net cash used in investing activities			(109,140,000)
Cash flows from financing activities:
Sale of units in public offering, net			105,271,041
Sale of private placement warrants to Sponsor			5,152,500
Proceeds from issuance of common stock to Sponsor			25,000
Reimbursement of deferred offering costs and formation costs paid by Sponsor	(48,719)
Deferred offering costs paid	(33,654)
Proceeds from Note payable – Sponsor	150,000	800,000	150,000
Repayment of Sponsor note			(150,000)
Net cash provided by financing activities	67,627	800,000	110,448,541
Net change in cash	67,102	(221,699)	367,110
Cash at beginning of period		367,110
Cash at end of period	67,102	145,411	367,110
Non-cash financing activities:
Deferred offering costs paid by Sponsor in exchange for common stock	25,000
Deferred offering costs paid by Sponsor	$ 46,294
Deferred underwriters’ discounts and commissions			3,745,000
Common stock remeasurement to redemption value			$ 14,187,906